Commitments and Contingencies - Narratives (Details) $ in Thousands	1 Months Ended		3 Months Ended		12 Months Ended
	Oct. 31, 2018	Sep. 30, 2017	Mar. 31, 2020 USD ($) unit	Mar. 31, 2019 USD ($)	Dec. 31, 2019 USD ($)	Jan. 31, 2019	Jun. 30, 2018
Loss Contingencies
Gain on termination of operating lease			$ 160	$ 0
Leasehold improvements			$ 2,200
Building | Imperial (Forest House) Limited
Loss Contingencies
Operating lease contract term			10 years
Building | Therapy Catapult Manufacturing Center in Stevenage, United Kingdom
Loss Contingencies
Operating lease rent free period		6 months
Building | Laboratory Space in White City, London
Loss Contingencies
Operating lease contract term							10 years
Building | Manufacturing Space in Enfield, United Kingdom
Loss Contingencies
Operating lease contract term				15 years
Leasehold improvements					$ 4,100
Number of units (units) | unit			3
Building | Office Space In Rockville, Maryland
Loss Contingencies
Operating lease rent free period	5 years
Gain on termination of operating lease			$ 200
Building | Office and Manufacturing Space in Rockville, Maryland
Loss Contingencies
Operating lease contract term						16 years
Additional Space | Imperial (Forest House) Limited
Loss Contingencies
Operating lease contract term			15 months
Licensing Agreements
Loss Contingencies
Loss contingency accrual			$ 600